Property and Equipment, Other (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property and Equipment, Other
Depreciation and amortization, property and equipment	$ 89	$ 86	$ 86
Computer equipment
Property and Equipment, Other
Capital lease assets	6	5
Accumulated depreciation	3	2
Capitalized software for internal use
Property and Equipment, Other
Depreciation and amortization, property and equipment	$ 62	$ 52	$ 52